DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2019
DEFERRED TAX
Schedule of movements in deferred tax assets and deferred tax liabilities

				Unrealized
	Provision	Accrued		profit at
	for impairment	expenses	Tax losses	consolidation	Others	Total
As at January 1, 2018	525,439	264,209	539,899	166,043	168,647	1,664,237

Acquisition of subsidiaries	360	—	—	—	7,734	8,094
(Charged)/credited to profit or loss	(139,956)	(21,839)	76,338	3,833	5,989	(75,635)

As at December 31, 2018	385,843	242,370	616,237	169,876	182,370	1,596,696

As at January 1, 2019	385,843	242,370	616,237	169,876	182,370	1,596,696
Credited/(charged) to profit or loss	59,218	(33,214)	(40,047)	(521)	(2,956)	(17,520)

As at December 31, 2019	445,061	209,156	576,190	169,355	179,414	1,579,176

Movements in deferred tax liabilities:

				Fair value
		Fair value		adjustments arising
	Interest	changes of	Depreciation	from acquisition of
	capitalisation	financial assets	and amortization	subsidiaries	Total
As at January 1, 2018	52,934	5,972	7,659	988,848	1,055,413
Exchange realignment	—	—	—	1,353	1,353
Credited to other comprehensive income	—	(3,769)	—	—	(3,769)
Acquisition of subsidiaries	—	—	—	822,229	822,229
(Credited)/charged to profit or loss	(9,102)	3,403	24,830	(27,511)	(8,380)

As at December 31, 2018	43,832	5,606	32,489	1,784,919	1,866,846

As at January 1, 2019	43,832	5,606	32,489	1,784,919	1,866,846
Exchange realignment	—	—	—	416	416
Credited to other comprehensive income	—	14,642	—	—	14,642
Credited to profit or loss	(5,825)	(12,517)	(8,616)	(85,247)	(112,205)

As at December 31, 2019	38,007	7,731	23,873	1,700,088	1,769,699

Schedule of analysis of the deferred tax balances of the Group for financial reporting purposes

	December 31,	December 31,
	2018	2019
Net deferred tax assets	1,542,655	1,522,216

Net deferred tax liabilities	1,812,805	1,712,739

Schedule of the expiry profile of unprovided tax losses

	December 31,	December 31,
	2018	2019
Expiring in
2019	6,753,096	—
2020	711,878	690,646
2021	975,081	958,188
2022	1,211,002	1,211,002
2023	1,736,412	997,376
2024	—	2,353,070

	11,387,469	6,210,282